Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 30, 2012	Dec. 25, 2011
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	18,951,700	18,936,400
Common stock, shares outstanding	18,951,700	18,936,400
Current Debt [Member]
VIE debt (in Dollars)	$ 0	$ 89,414
Noncurrent Debt [Member]
VIE debt (in Dollars)	$ 0	$ 1,162,377